UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the twelve months ended December 31, 2013, the Great-West MFS International Value Fund (Initial Class shares) returned 27.99%. This compares with a return of 22.95% for the Fund’s benchmark index, the MSCI EAFE® Value Index.

At the beginning of the period, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, though the implementation of the U.S. budget sequester, combined with concerns surrounding the Italian election results, was a source of uncertainty which lingered throughout the first half of the period.

The more dominant features of the first few months of 2013 included a marked improvement in market sentiment as global macroeconomic indicators improved, monetary easing by the Bank of Japan accelerated and fears of fiscal austerity in the US waned. In the middle of the period, concerns that the Federal Reserve would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals.

Toward the end of the period, the Federal Reserve’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over U.S. fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient U.S. growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in U.S. monetary policy as a result of the nomination of Janet Yellen as the new Federal Reserve Chair for the term beginning in early 2014.

Stock selection in the special products & services sector contributed to performance relative to the MSCI EAFE® Value Index. An overweight position in permanent and temporary staffing services company Amadeus IT Holding (Spain) and holdings of catering company Compass Group (United Kingdom) boosted relative returns.

Stock selection in the financial services sector was another contributor to relative results. Within this sector, the Fund’s holdings of investment banking firm Daiwa Securities (Japan) aided relative returns.

An underweight allocation and stock selection in the basic materials sector also contributed to relative performance. The Fund’s avoidance of weak-performing mining companies BHP Billiton (Australia) and Anglo American (United Kingdom) bolstered relative results.

Stock selection in the utilities & communications sector aided relative returns. Within this sector, an overweight position in telecommunications company KDDI (Japan) supported relative performance as the stock outpaced the benchmark over the reporting period.

Elsewhere, top individual contributors included the Fund’s overweight position in Finnish mobile phone maker Nokia, and holdings of healthcare products maker Bayer (Germany), pharmaceutical and diagnostic company Roche Holdings (Switzerland) and household products maker Henkel KGaA (Germany).

An overweight position in the consumer staples sector detracted from relative performance. The Fund’s holdings of Dutch brewer Heineken, international food producer Danone (France) and tobacco distributor British American Tobacco (United Kingdom) held back relative results as all three stocks lagged the benchmark during the reporting period.

An underweight allocation to the autos & housing sector also hampered relative returns. Not owning shares of automotive manufacturer Daimler AG (United States) hurt relative results as the stock turned in strong performance for the period.

Elsewhere, top individual detractors included underweight positions in pharmaceutical company Novartis (Switzerland) and voice and data communications services company Vodafone Group (United Kingdom). Holdings of semiconductor manufacturer Taiwan Semiconductor (Taiwan), an overweight position in German real estate company Deutsche Wohnen, and not holding shares of strong-performing insurance giant AXA (France), also held back relative returns.

The Fund’s cash and/or cash equivalent position during the period was another detractor from relative performance. Under normal market conditions, the Fund strives to be fully invested and generally holds cash to buy new holdings and provide liquidity. In a period when equity markets rose, as measured by the Fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, the Fund’s relative currency exposure, resulting primarily from differences between the Fund’s and the benchmark’s exposure to holdings of securities denominated in foreign currencies, weakened relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	MSCI EAFE Index	MSCI EAFE Value Index
	10,000.00	10,000.00	10,000.00
2004	11,885.00	12,025.00	12,433.00
2005	13,872.17	13,653.19	14,148.75
2006	18,845.35	17,249.43	18,447.15
2007	20,025.06	19,176.20	19,546.60
2008	9,261.59	10,857.56	10,928.50
2009	12,194.74	14,308.10	14,669.33
2010	13,317.26	15,416.97	15,146.08
2011	13,068.23	13,545.35	13,302.80
2012	15,315.97	15,891.41	15,656.07
2013	19,602.21	19,511.15	19,249.39

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years / Since Inception
Initial Class	27.99%	16.18%	6.96%
Class L	—	—	11.10%*

* Since inception on April 29, 2013.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	2.83%
Communications	15.03%
Consumer, Cyclical	6.22%
Consumer, Non-cyclical	34.87%
Energy	3.31%
Financial	18.58%
Industrial	8.08%
Technology	7.82%
Utilities	0.00%
Short Term Investments	3.26%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (06/29/13 – 12/31/13)
Initial Class
Actual	$1,000.00	$1,137.50	$5.99*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.88	$5.66*

Class L
Actual	$1,000.00	$1,136.00	7.90**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.08	7.47**

* Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.83%
25,616	Brenntag AG(a)	$4,754,243
5,411	Givaudan SA(a)	7,740,788
120,322	Symrise AG(a)	5,551,421

		18,046,452

Communications — 15.03%
504,000	China Unicom Hong Kong Ltd(a)	757,553
262,000	Fuji Media Holdings Inc(a)	5,365,483
386,600	KDDI Corp(a)	23,820,463
265,700	Nippon Television Holdings Inc(a)	4,797,276
1,332,701	Nokia OYJ(a)(b)(c)	10,768,268
346,600	NTT DOCOMO Inc(a)	5,707,214
310,540	Pearson PLC(a)	6,918,617
625,050	TDC A/S	6,062,907
3,620,213	Telecom Italia RNC(a)	2,840,565
1,147,408	Telefonaktiebolaget LM Ericsson Class B(a)	14,009,274
152,389	UBM PLC(a)	1,658,190
3,328,437	Vodafone Group PLC(a)	13,102,003

		95,807,813

Consumer, Cyclical — 6.23%
1,141,010	Compass Group PLC Class A(a)	18,309,405
1,863,883	Esprit Holdings Ltd(a)(b)	3,601,471
79	Hyundai Department Store Co Ltd(a)(b)	12,080
126	Hyundai Mobis(a)(b)	35,079
92,900	Lawson Inc(a)	6,952,259
23,200	Nintendo Co Ltd(a)	3,105,405
33,200	Sankyo Co Ltd(a)	1,531,221
332,400	USS Co Ltd(a)	4,559,363
98,000	Yamaha Corp(a)	1,558,049

		39,664,332

Consumer, Non-cyclical — 32.54%
107,213	Bayer AG(a)	15,053,904
1,176,369	Brambles Ltd(a)	9,637,898
215,185	British American Tobacco PLC(a)	11,548,138
393,567	Bunzl PLC(a)	9,451,361
301,152	Danone(a)	21,725,767
711,873	GlaxoSmithKline PLC(a)	19,013,652
177,679	Heineken NV(a)	12,008,765
62,000	Ito En Ltd(a)(c)	1,297,373
387,800	Japan Tobacco Inc(a)	12,618,530
535,800	Kao Corp(a)	16,867,964
72,900	Kobayashi Pharmaceutical Co Ltd(a)	4,069,426
83,000	Kose Corp(a)	2,635,895
399	KT&G Corp(a)(b)	28,180
260,857	Nestle SA(a)	19,118,226
68,500	Nihon Kohden Corp(a)	2,390,696
166,530	Novartis AG(a)	13,347,276
235,274	Recall Holdings Ltd(b)	852,907
207,291	Reckitt Benckiser Group PLC(a)	16,462,990
53,270	Roche Holding AG(a)	14,922,327

Shares		Fair Value

Consumer, Non-cyclical — (continued)
93,100	Santen Pharmaceutical Co Ltd(a)	$4,337,739

		207,389,014

Energy — 3.31%
400,859	BP PLC(a)	3,248,290
720,099	Cairn Energy PLC(a)(b)	3,218,558
408,526	Royal Dutch Shell PLC Class A(a)	14,637,554

		21,104,402

Financial — 18.25%
30,477	Admiral Group PLC(a)	661,982
265,587	Amlin PLC(a)	2,021,371
4,970,010	Bank of Ireland(a)(b)	1,732,188
270,810	Catlin Group Ltd(a)	2,604,782
299,000	Chiba Bank Ltd(a)	2,017,848
421,973	Commerzbank AG(a)	4,859,936
479,000	Daiwa Securities Group Inc(a)	4,797,448
165,860	Delta Lloyd NV(a)	4,118,956
110,316	Deutsche Annington Immobilien SE(b)	2,731,721
303,398	Deutsche Wohnen AG(a)	5,858,413
232,715	Deutsche Wohnen AG(b)	4,320,386
435,027	DNB ASA(a)	7,807,934
600	Dongbu Insurance Co Ltd(a)	31,969
18,885	Euler Hermes SA	2,600,617
12,750	GAGFAH SA(a)(b)	188,010
293,000	Hachijuni Bank Ltd(a)	1,710,447
1,091,644	HSBC Holdings PLC(a)	11,978,119
207,548	IG Group Holdings PLC(a)	2,118,660
431,769	ING Groep NV(a)(b)	6,031,203
197,200	Jardine Lloyd Thompson Group PLC(a)	3,325,439
422,000	Joyo Bank Ltd(a)	2,157,761
70,571	Julius Baer Group Ltd(a)	3,391,362
29,305	Jyske Bank A/S(a)(b)	1,584,505
370	LEG Immobilien AG(a)(b)	21,884
439,600	North Pacific Bank Ltd(a)	1,790,135
5,900	PDG Realty SA Empreendimentos e Participacoes(a)(b)	4,499
674	Shinhan Financial Group Co Ltd(a)(b)	30,259
273,200	Sony Financial Holdings Inc(a)	4,976,528
141,400	Sumitomo Mitsui Financial Group Inc(a)	7,353,278
79,579	Swiss Re AG(a)	7,336,265
47,754	Sydbank A/S(a)(b)	1,269,772
273,970	TAG Immobilien AG(a)	3,313,866
504,791	UniCredit SpA(a)	3,723,681
26,911	Zurich Insurance Group AG(a)	7,805,916

		116,277,140

Industrial — 8.08%
1,455,280	Cobham PLC(a)	6,622,259
23,431	Geberit AG(a)	7,108,522
87,800	Glory Ltd(a)	2,278,584
493,713	Halma PLC(a)	4,935,600

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Industrial — (continued)
32,700	Hirose Electric Co Ltd(a)	$4,661,426
184	Hyundai Mipo Dockyard(a)(b)	31,124
130,272	Legrand SA(a)	7,179,643
16,578	Schindler Holding AG(a)	2,440,511
99,356	Spectris PLC(a)	4,220,179
1,000	TPK Holding Co Ltd(a)	5,917
15,000	Unimicron Technology Corp(a)	11,394
275,000	Venture Corp Ltd(a)	1,674,237
511,100	Yamato Holdings Co Ltd(a)	10,336,128

		51,505,524

Technology — 7.82%
299,833	Amadeus IT Holding SA Class A(a)	12,843,486
45,812	ASM International NV(a)	1,510,928
161,100	Canon Inc(a)	5,140,442
428,542	Computershare Ltd(a)	4,366,999
75,519	Neopost SA(a)(c)	5,827,637
251,100	Nomura Research Institute Ltd(a)	7,935,476
163,100	Obic Co Ltd(a)	4,819,219
32	Samsung Electronics Co Ltd(a)	41,698
421,910	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,358,110
13,335	Wistron Corp(a)	11,230

		49,855,225

Utilities — 0.00%(d)
500	Cia de Saneamento de Minas Gerais-COPASA	7,884

TOTAL COMMON STOCK — 94.09% (Cost $455,860,668)		$599,657,786

PREFERRED STOCK
Consumer, Non-cyclical — 2.35%
128,603	Henkel AG & Co KGaA (a)	14,948,175

TOTAL PREFERRED STOCK — 2.35% (Cost $8,680,073)		$14,948,175

Contract Value

PURCHASED OPTIONS
3,171,773	Euro Call, strike price 144.20 EUR, expiration October 2014	194,095
4,828,662,031	Japanese Yen Put, strike price 102.50 JPY, expiration April 2014	1,681,678

Contract Value		Fair Value

Purchased Options — (continued)
471,033,920	Japanese Yen Put, strike price 98.50 JPY, expiration January 2014	$306,860

		2,182,633

TOTAL PURCHASED OPTIONS — 0.34% (Cost $909,003)		$2,182,633

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.88%
$ 2,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2014	1,999,999
10,000,000	Federal National Mortgage Association
	0.00%, 01/08/2014	10,000,000

		11,999,999

Reverse Repurchase Agreements — 1.39%
915,265	Undivided interest of 2.97% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $915,265 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462.(e)	915,265

Reverse Repurchase Agreements — (continued)
2,100,050	Undivided interest of 4.32% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $2,100,050 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404.(e)	2,100,050

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

$2,100,050	Undivided interest of 5.23% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $2,100,050 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102.(e)	$2,100,050

442,112	Undivided interest of 5.38% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $442,112 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% -9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328.(e)(f)	442,112

Principal Amount				Fair Value

Reverse Repurchase Agreements — (continued)
$1,184,785	Undivided interest of 6.63% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $1,184,785 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949.(e)		$	1,184,785

2,100,050	Undivided interest of 8.72% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $2,100,050 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974.(e)			2,100,050

				8,842,312

TOTAL SHORT TERM INVESTMENTS — 3.27% (Cost $20,842,311)		$		20,842,311

TOTAL INVESTMENTS — 100.05% (Cost $486,292,055)		$		637,630,905

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$		(287,795)

TOTAL NET ASSETS — 100.00%		$		637,343,110

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2013.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt

Currency Abbreviations:

EUR	Euro Dollar
JPY	Japanese Yen

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2013

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2013

Summary of Investments by Country as of December 31, 2013.

Country		Fair Value	Percentage of Fund Investments

Australia	$	14,857,804	2.33%
Bermuda		2,604,782	0.41
Brazil		12,383	0.00
Denmark		8,917,184	1.40
Finland		10,768,268	1.69
France		37,333,664	5.86
Germany		61,413,949	9.63
Hong Kong		4,359,024	0.68
Ireland		1,732,188	0.27
Italy		6,564,246	1.03
Japan		161,589,076	25.34
Luxembourg		188,010	0.03
Netherlands		38,307,406	6.01
Norway		7,807,934	1.23
Singapore		1,674,237	0.26
South Korea		210,389	0.03
Spain		12,843,486	2.01
Sweden		14,009,274	2.20
Switzerland		83,211,193	13.05
Taiwan		7,386,651	1.16
United Kingdom		138,814,813	21.77
United States		23,024,944	3.61

Total	$	637,630,905	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West MFS International Value Fund

ASSETS:
Investments in securities, fair value (including $8,413,520 of securities on loan)(a)	$628,788,593
Reverse repurchase agreements, fair value(b)	8,842,312
Cash	9,942,548
Cash denominated in foreign currencies, fair value(c)	115,425
Subscriptions receivable	268,056
Receivable for investments sold	23,462
Dividends and interest receivable	1,551,168

Total Assets	649,531,564

LIABILITIES:
Payable to investment adviser	624,491
Payable upon return of securities loaned	8,842,312
Redemptions payable	2,438,824
Payable for investments purchased	282,775
Payable for distribution fees	52

Total Liabilities	12,188,454

NET ASSETS	$637,343,110

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,735,449
Paid-in capital in excess of par	548,752,373
Net unrealized appreciation on investments and foreign currency translations	151,339,246
(Overdistributed) net investment income	(2,356,833)
Accumulated net realized loss on investments and foreign currency transactions	(66,127,125)

NET ASSETS	$637,343,110

NET ASSETS BY CLASS
Initial Class	$636,736,990

Class L	$606,124

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	57,298,247
Class L	56,242

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.11

Class L	$10.78

(a) Cost of investments	$477,449,743
(b) Cost of reverse repurchase agreements	$8,842,312
(c) Cost of cash denominated in foreign currencies	$114,720

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West MFS International Value Fund

INVESTMENT INCOME:
Interest	$2,707
Income from securities lending	337,237
Dividends	16,654,863
Foreign withholding tax	(1,722,677)

Total Income	15,272,130

EXPENSES:
Management fees	5,791,996
Audit fees	30,370
Bank and custodian fees	276,310
Distribution fees - Class L	225
Investment administration fees	202,096
Other	134,526

Total Expenses	6,435,523

Less amount reimbursed by investment adviser	61,459
Less amount waived by distributor - Class L	23

Net Expenses	6,374,041

NET INVESTMENT INCOME	8,898,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	33,673,803
Net change in unrealized appreciation on investments and foreign currency translations	102,678,432

Net Realized and Unrealized Gain on Investments and Foreign Currency	136,352,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,250,324

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West MFS International Value Fund

OPERATIONS:
Net investment income	$8,898,089	$4,357,780
Net realized gain on investments	33,673,803	4,385,072
Net change in unrealized appreciation on investments	102,678,432	35,942,306

Net Increase in Net Assets Resulting from Operations	145,250,324	44,685,158

DISTRIBUTIONS TO SHAREHOLDERS:
Initial Class	(13,545,984)	(3,953,671)
Class L	(12,899)	–

From net investment income	(13,558,883)	(3,953,671)

Total Distributions	(13,558,883)	(3,953,671)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	180,792,723	286,231,546
Class L	647,297	N/A
Shares issued in reinvestment of distributions
Initial Class	13,545,984	3,953,671
Class L	12,899	N/A
Shares issued in connection with fund acquisition
Initial Class	15,791,432	N/A
Class L	41,871	N/A
Shares redeemed
Initial Class	(192,995,596)	(69,533,726)
Class L	(109,461)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	17,727,149	220,651,491

Total Increase in Net Assets	149,418,590	261,382,978

NET ASSETS:
Beginning of year	487,924,520	226,541,542

End of year(a)	$637,343,110	$487,924,520

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	18,332,554	33,205,352
Class L	60,952	N/A
Shares issued in reinvestment of distributions
Initial Class	1,230,865	445,804
Class L	1,201	N/A
Shares issued in connection with fund acquisition
Initial Class	1,547,283	N/A
Class L	4,184	N/A
Shares redeemed
Initial Class	(18,817,443)	(8,322,782)
Class L	(10,095)	N/A

Net Increase	2,349,501	25,328,374

(a) Including (overdistributed) net investment income and undistributed net investment income	$(2,356,833)	$201,585

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013	2012	2011	2010	2009
Great-West MFS International Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.87	$7.63	$7.91	$7.35	$5.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16 (a)	0.13 (a)	0.13	0.12	0.03
Net realized and unrealized gain (loss)	2.32	1.18	(0.28)	0.56	1.76

Total From Investment Operations	2.48	1.31	(0.15)	0.68	1.79

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.07)	(0.13)	(0.12)	(0.06)

Total Distributions	(0.24)	(0.07)	(0.13)	(0.12)	(0.06)

NET ASSET VALUE, END OF YEAR	$11.11	$8.87	$7.63	$7.91	$7.35

TOTAL RETURN(b)(c)	27.99%	17.20%	(1.87%)	9.21%	31.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$636,737	$487,925	$226,542	$261,393	$248,028
Ratio of expenses to average net assets
Before reimbursement	1.11%	1.15%	1.17%	1.18%	1.18%
After reimbursement	1.10%	1.14%	1.16%	1.17%	1.18%
Ratio of net investment income to average net assets
Before reimbursement	1.53%	1.51%	1.99%	1.55%	2.16%
After reimbursement	1.54%	1.52%	1.99%	1.56%	2.17%
Portfolio turnover rate(d)	28%	20%	23%	32%	163%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Year Ended December 31, 2013(a)
Great-West MFS International Value Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(b)
Net realized and unrealized gain	1.10

Total From Investment Operations	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.33)
From net realized gains	–

Total Distributions	(0.33)

NET ASSET VALUE, END OF YEAR	$10.78

TOTAL RETURN(c)(d)	11.10	%(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$606
Ratio of expenses to average net assets
Before reimbursement and waiver	23.14	%(e)
After reimbursement and waiver	1.43	%(e)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	(21.50	%)(e)
After reimbursement and waiver	0.21	%(e)
Portfolio turnover rate(f)	28%

(a)	Class L inception date was April 30, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Not annualized for periods less than one full year.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The

Annual Report - December 31, 2013

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments: Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments: Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

		Level 1		Level 2		Level 3		Total

Assets
Equity Investments:
Foreign Common Stock	$	23,934,532	$	575,723,254	$	—	$	599,657,786
Preferred Stock		—		14,948,175		—		14,948,175
Derivative Investments:
Purchased Options		—		2,182,633		—		2,182,633
Short Term Investments		—		20,842,311		—		20,842,311

Total Investments	$	23,934,532	$	613,696,373	$	0	$	637,630,905

Annual Report - December 31, 2013

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31, 2013, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)
Communications	—	$6,062,907
Financial	$3,313,866	$2,600,617
Consumer, Non-cyclical	$21,725,767	—

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the

Annual Report - December 31, 2013

Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation Securities, adjustments for fund merger and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments

$32,799,950	$2,102,376	$(34,902,326)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

		2013		2012

Distributions paid from:
Ordinary income	$	13,558,883	$	3,953,671

	$	13,558,883	$	3,953,671

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	1,209,176
Undistributed capital gains		—

Net accumulated earnings		1,209,176

Net unrealized appreciation on investments		146,607,898
Net unrealized depreciation on foreign currency translations		(1,271,961)
Capital loss carryforward		(63,689,825)
Post-October losses		—

Tax composition of capital	$	82,855,288

Annual Report - December 31, 2013

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2013, the Fund utilized $31,569,978 and had the following unused capital loss carryforwards available for federal income tax purposes:

Pre-Enactment
Unused	Expiration Date

$ (11,291,099)	2016
$ (52,398,726)	2017

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Foreign Exchange Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Credit Risk – The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk – The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

As part of its investment strategy the Fund purchases options. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

Annual Report - December 31, 2013

The Fund purchased call or put options for a premium. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average notional value of $1,486,703 of options for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

	Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts (purchased options)	Investments in securities, fair value	$2,182,633

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain/(Loss)		Net Change in Unrealized Gain/(Loss)

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Foreign exchange contracts (purchased options)	Net realized gain on investments and foreign currency transactions	$1,807,817	Net change in unrealized appreciation on investments and foreign currency translations	$810,704

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $147,121,058 and $152,319,256, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities. The cost of purchases and proceeds from sales amounts listed above were reduced by $12,981,480 and $15,376,053, respectively to account for the transactions that relate to the Fund’s acquisition.

Annual Report - December 31, 2013

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $491,023,007. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $150,405,770 and gross depreciation of investments in which there was an excess of tax cost over value of $3,797,872 resulting in net appreciation of $146,607,898.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $8,413,520 and received collateral of $8,842,312 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. FUND ACQUISITION

On April 30, 2013, the Fund acquired all the net assets of the Great-West Invesco ADR Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The purpose of this transaction was to combine two funds with comparable objectives and strategies. The acquisition was accomplished by a tax-free exchange as detailed in the following table.

Great-West MFS International Value Fund		Great-West Invesco ADR Fund (Target Fund)
Shares Issued	Net Assets	Shares Exchanged	Net Assets Exchanged	Combined Net Assets Immediately following the Reorganization

1,415,941	$ 597,528,552	1,551,467	$15,833,303	$613,361,855

For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gain/loss amounts distributable to shareholders for tax purposes. As of April 30, 2013, the investment fair value and unrealized appreciation of the Target Fund was $15,663,370 and $2,510,850, respectively. The unused capital loss carry forwards of the Target Fund, subject to limitations, for potential utilization is $11,291,099.

Assuming the acquisition had been completed January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended December 31, 2013, are as follows.

Net Investment Income	$ 9,048,621
Net Realized and Unrealized Gain on Investments and Foreign Currency	137,274,852

Net Increase in Net Assets Resulting from Operations	$146,323,473

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since the close of business, April 30, 2013.

8. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $932,622 and has derived gross income from sources within foreign countries amounting to $16,655,483.

Annual Report - December 31, 2013

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West MFS International Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West MFS International Value Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

* A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Massachusetts Financial Service Company (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West

Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)               (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014